Earnings/(Loss) per share	6 Months Ended
Jun. 30, 2023
Earnings per ordinary share (USD)
Earnings/(Loss) per share

Note  29.            Earnings/(Loss) per share

The computation of basic and diluted net earnings/(loss) per share for the Group is as follows:

	6 months ended June 30,
Earnings / (loss) per share	2023 (unaudited)	2022 (unaudited)
Net income (USD'000)	(875)	(183)
Effect of potentially dilutive instruments on net gain (USD'000)	n/a	n/a
Net income / (loss) after effect of potentially dilutive instruments (USD'000)	(875)	(183)
Ordinary shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	7,501,500	6,610,293
Effect of potentially dilutive equivalent shares	n/a	n/a
Weighted average shares outstanding - diluted	7,501,500	6,610,293
Net earnings / (loss) per ordinary share
Basic weighted average loss per share (USD)	(0.06)	(0.01)
Diluted weighted average loss per share (USD)	(0.06)	(0.01)

F shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	1,499,700	1,499,700
Effect of potentially dilutive equivalent shares	n/a	n/a
Weighted average shares outstanding - diluted	1,499,700	1,499,700

Net earnings / (loss) per F share
Basic weighted average loss per share (USD)	(0.29)	(0.06)
Diluted weighted average loss per share (USD)	(0.29)	(0.06)